Intangible Assets (Details Textual) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($)	Aug. 03, 2010 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares	Feb. 01, 2016 USD ($)	Aug. 03, 2015 USD ($)	Jan. 21, 2015 USD ($) shares	Jan. 21, 2015 ₪ / shares	May 14, 2014 USD ($) shares	May 14, 2014 ₪ / shares	Aug. 03, 2010 ₪ / shares
Intangible Assets (Textual)
Cash			$ 1,083	$ 2,019
Ordinary shares, issued | shares			514,205,799	274,205,799
Ordinary shares, par value | ₪ / shares						₪ 0.1	₪ 0.1
Patent fair value		$ 187
Book value					$ 2,452
Recoverable amount					1,604
Carrying amount of intangible asset				$ (848)	(1,604)
Other current payables			296	313
Transaction [Member]
Intangible Assets (Textual)
Ownership interest		100.00%
Ordinary shares, issued | shares		133,063,688
Ordinary shares, par value | ₪ / shares														₪ 0.1
Issued and outstanding share capital, percentage		69.44%
Patent fair value		$ 2,265
Yeda [Member]
Intangible Assets (Textual)
Ordinary shares, issued | shares										802,912		222,605
Ordinary shares, par value | ₪ / shares											₪ 0.1		₪ 0.1
Patent expenses reimbursement								$ 64	$ 64	$ 84		$ 41
Receives funding for cash payment	$ 5,000
Other current payables			$ 127
rHuEPO [Member]
Intangible Assets (Textual)
Carrying amount of intangible asset				$ (848)	$ (1,604)